SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Reverse stock split, Description			The Company completed a 0.7812 to 1 reverse stock split on May 20, 2013.
Reverse stock split, Ratio		0.7812
Restricted cash, Description			The banks providing loans to the Company's guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit of 10% to 20% of the guaranteed amount to an escrow account and is restricted from use.
Interest reversed	$ 226,174	$ 226,174	$ 121,837	$ 9,358
Percentage of loss on financial guarantee contact	1.00%	1.00%	1.00%
Accrual for financial guarantee services	$ 699,556	$ 699,556	$ 880,725	$ 887,426
Total number of diluted shares	348,462	348,462
Guarantee obligation expiration period			12 months